Related Party Transactions - Additional Information (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Directors [member]
Disclosure of transactions between related parties [line items]
Compensation paid	$ 165,900,000
Management [member]
Disclosure of transactions between related parties [line items]
Compensation paid	248,400,000
Supervisory Committee [member]
Disclosure of transactions between related parties [line items]
Compensation paid	2,100,000
Julio Patricio Supervielle [member]
Disclosure of transactions between related parties [line items]
Capital interest	$ 35	$ 69
Vote's interest	86.00%	60.00%